UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05460

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	8/31

Date of reporting period:	11/30/18

Item 1. Schedule of Investments.

Invesco Premier Portfolio Invesco Premier U.S. Government Money Portfolio Invesco Premier Tax-Exempt Portfolio Quarterly Schedule of Portfolio Holdings November 30, 2018

invesco.com/us	CM-I-TST-QTR-1 01/19	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2018

(Unaudited)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–41.75%(a)

Asset-Backed Securities – Fully Supported–4.44%

Kells Funding LLC (CEP-FMS Wertmanagement)(b)(c)	2.58%	02/01/2019	$35,000	$34,844,484
Ridgefield Funding Co. LLC (CEP-BNP Paribas S.A.)(b)(c)	2.45%	01/02/2019	10,000	9,978,222
Ridgefield Funding Co. LLC (CEP-BNP Paribas S.A.)(b)(c)	2.55%	01/18/2019	15,000	14,949,000
				59,771,706
Asset-Backed Securities - Fully Supported Bank–12.34%

Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.34%	12/03/2018	10,000	9,998,700
Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.54%	01/02/2019	15,000	14,966,134
Collateralized Commercial Paper II Co., LLC (CEP-JPMorgan Securities LLC) (3 mo. USD LIBOR + 0.11%) (b)(d)	2.65%	02/01/2019	5,000	5,000,000
Collateralized Commercial Paper II Co., LLC (CEP-JPMorgan Securities LLC) (3 mo. USD LIBOR + 0.12%) (b)(d)	2.73%	02/14/2019	5,000	5,000,000
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.45%	01/07/2019	12,000	11,969,783
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.55%	01/08/2019	10,000	9,973,083
Crown Point Capital Co., LLC (CEP-Credit Suisse AG)(b)(c)	2.45%	01/04/2019	20,000	19,953,722
Ebury Finance LLC (Multi-CEP’s)(b)(c)	2.25%	12/03/2018	15,000	14,998,125
Great Bridge Capital Co., LLC (CEP–Standard Chartered Bank)(b)(c)	2.60%	01/07/2019	10,000	9,973,278
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	2.27%	12/03/2018	10,000	9,998,739
Liberty Street Funding LLC (CEP-Bank of Nova Scotia)(b)(c)	2.44%	01/23/2019	10,000	9,964,078
Liberty Street Funding LLC (CEP-Bank of Nova Scotia)(b)(c)	2.44%	01/24/2019	5,000	4,981,700
Mountcliff Funding LLC (Multi-CEP’s)(b)(c)	2.70%	02/01/2019	25,000	24,883,750
Nieuw Amsterdam Receivables Corp. (CEP - Cooperatieve Rabobank U.A.)(b)(c)	2.43%	01/08/2019	4,600	4,588,201
Nieuw Amsterdam Receivables Corp. (CEP - Cooperatieve Rabobank U.A.)(b)(c)	2.42%	01/11/2019	10,000	9,972,439
				166,221,732
Consumer Finance–0.74%

Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.25%)(c)(d)	2.55%	04/11/2019	10,000	10,000,000
Diversified Banks–17.94%

Australia & New Zealand Banking Group, Ltd. (Australia)(b) (c)	2.41%	01/02/2019	10,000	9,978,578
Bank of China Ltd.(c)	2.68%	01/02/2019	6,060	6,045,564
Canadian Imperial Bank of Commerce (Canada) (1 mo. USD LIBOR + 0.23%) (b)(c)(d)	2.53%	08/01/2019	10,000	10,000,000
Commonwealth Bank of Australia (Australia) (1 mo. USD LIBOR + 0.26%) (b)(c)(d)	2.60%	12/28/2018	20,000	20,000,000
DBS Bank Ltd. (Singapore)(b)(c)	2.29%	12/03/2018	10,000	9,998,725
DBS Bank Ltd. (Singapore)(b)(c)	2.45%	01/16/2019	5,000	4,984,347
Dexia Credit Local S.A. (c)	2.50%	02/20/2019	10,000	9,943,750
HSBC Bank PLC (United Kingdom) (3 mo. USD LIBOR + 0.15%) (b)(c)(d)	2.64%	04/24/2019	20,000	20,000,000
HSBC Bank PLC (United Kingdom) (3 mo. USD LIBOR + 0.15%) (b)(c)(d)	2.67%	04/30/2019	10,000	10,000,000
HSBC Bank PLC (United Kingdom) (1 mo. USD LIBOR + 0.46%) (b)(c)(d)	2.78%	03/27/2019	5,000	5,000,000
ING (US) Funding LLC (3 mo. USD LIBOR + 0.17%) (c)(d)	2.86%	08/23/2019	5,000	5,000,000
ING (US) Funding LLC (1 mo. USD LIBOR + 0.27%) (c)(d)	2.57%	04/01/2019	10,000	10,000,000
ING (US) Funding LLC (1 mo. USD LIBOR + 0.30%) (c)(d)	2.61%	03/04/2019	10,000	10,000,000
J.P. Morgan Securities LLC (3 mo. USD LIBOR + 0.20%) (d)	2.73%	07/26/2019	10,000	10,000,000
J.P. Morgan Securities LLC (3 mo. USD LIBOR + 0.10%) (d)	2.68%	02/04/2019	10,000	10,000,000
Natixis (France) (c)	2.41%	12/14/2018	10,000	9,991,405
Oversea-Chinese Banking Corp. Ltd. (Singapore)(b)(c)	2.43%	12/18/2018	6,000	5,993,115
Sumitomo Mitsui Trust Bank, Ltd. (b)(c)	2.48%	12/20/2018	15,000	14,980,366
United Overseas Bank Ltd. (Singapore)(b)(c)	2.61%	02/13/2019	20,000	19,892,700
United Overseas Bank Ltd. (Singapore)(b)(c)	2.80%	04/23/2019	5,000	4,944,389

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Diversified Banks–(continued)

Westpac Banking Corp. (Australia) (1 mo. USD LIBOR + 0.23%) (b)(c)(d)	2.54%	01/02/2019	$20,000	$20,000,000
Westpac Securities NZ Ltd. (3 mo. USD LIBOR + 0.12%) (b)(c)(d)	2.83%	05/28/2019	15,000	15,000,000
				241,752,939
Diversified Capital Markets–2.23%

UBS AG (United Kingdom) (1 mo. USD LIBOR + 0.32%) (b)(c)(d)	2.63%	03/12/2019	20,000	20,000,000
UBS AG (Switzerland) (1 mo. USD LIBOR + 0.33%) (b)(c)(d)	2.64%	12/28/2018	10,000	10,000,000

				30,000,000
Other Diversified Financial Services–2.22%

Erste Abwicklungsanstalt (Germany)(b)(c)	2.59%	02/01/2019	30,000	29,866,183
Regional Banks–1.11%

ASB Finance Ltd. (3 mo. USD LIBOR + 0.22%) (b)(c)(d)	2.84%	11/12/2019	15,000	15,000,000
Specialized Finance–0.74%

CDP Financial Inc. (Canada)(b)(c)	2.41%	12/19/2018	10,000	9,987,950
Total Commercial Paper (Cost $562,600,510)				562,600,510
Certificates of Deposit–26.38%

Bank of Montreal (c)	2.44%	01/24/2019	5,000	5,000,000
Bank of Montreal (1 mo. USD LIBOR + 0.22%)(c)(d)	2.53%	10/04/2019	5,000	5,000,000
Bank of Montreal (3 mo. USD LIBOR + 0.21%)(c)(d)	2.75%	11/01/2019	10,000	10,000,000
BNP Paribas S.A. (France) (1 mo. USD LIBOR + 0.25%)(c)(d)	2.55%	04/18/2019	10,000	10,000,000
BNP Paribas S.A. (c)	2.17%	12/03/2018	30,000	30,000,000
China Construction Bank Corp. (c)	2.58%	01/14/2019	15,000	15,000,000
Citibank, N.A.	2.43%	01/07/2019	5,000	5,000,000
Cooperatieve Rabobank U.A. (Netherlands) (1 mo. USD LIBOR + 0.19%)(c)(d)	2.49%	04/17/2019	15,000	15,000,000
Credit Agricole Corporate & Investment Bank S.A. (c)	2.16%	12/03/2018	54,362	54,362,733
DZ Bank AG Deutsche Zentral-Genossenschaftsbank (c)	2.72%	02/27/2019	25,000	25,000,000
KBC Bank N.V. (Belgium)(c)	2.37%	12/10/2018	10,000	10,000,000
KBC Bank N.V. (Belgium)(c)	2.52%	01/02/2019	10,000	10,000,000
KBC Bank N.V. (Belgium)(c)	2.74%	02/25/2019	10,000	10,000,000
Mitsubishi UFJ Trust & Banking Corp. (Japan) (1 mo. USD LIBOR + 0.26%)(c)(d)	2.57%	01/03/2019	5,000	5,000,000
Mitsubishi UFJ Trust & Banking Corp. (Japan) (1 mo. USD LIBOR + 0.26%)(c)(d)	2.58%	12/07/2018	15,000	15,000,000
Mizuho Bank, Ltd. (c)	2.23%	12/03/2018	46,000	46,000,000
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.16%)(c)(d)	2.47%	04/04/2019	10,000	10,000,000
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.19%)(c)(d)	2.49%	04/17/2019	10,000	10,000,000
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.25%)(c)(d)	2.57%	05/03/2019	5,100	5,100,000
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.18%)(c)(d)	2.48%	04/01/2019	5,000	5,000,000
Svenska Handelsbanken AB (Sweden) (1 mo. USD LIBOR + 0.24%) (c)(d)	2.54%	04/01/2019	10,000	10,000,000
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.23%)(c)(d)	2.54%	10/03/2019	5,000	5,000,000
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.32%)(c)(d)	2.63%	07/26/2019	15,000	15,000,000
Toronto-Dominion Bank (The) (Canada) (1 mo. USD LIBOR + 0.28%) (c)(d)	2.60%	08/23/2019	5,000	5,000,000
Wells Fargo Bank, N.A. (1 mo. USD LIBOR + 0.25%) (d)	2.56%	01/04/2019	20,000	20,000,000
Total Certificates of Deposit (Cost $355,462,733)				355,462,733

Variable Rate Demand Notes–6.20%(e)

Credit Enhanced–6.20%

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.)(f)	2.39%	11/01/2030	10,810	10,810,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC-Rabobank Nederland)(c)(f)	1.70%	06/01/2035	400	400,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(f)	2.35%	04/01/2047	3,900	3,900,000
Jets Stadium Development, LLC; Series 2014 A-4C, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(f)	2.35%	04/01/2047	21,100	21,100,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced –(continued)

Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC-PNC Bank, N.A.)(f)	2.42%	05/01/2037	$12,400	$12,400,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.)(f)	2.27%	03/01/2039	8,900	8,900,000
New York (State of) Housing Finance Agency (572 11th Ave.); Series 2017 A, VRD RB (LOC-Bank of China Ltd.)(f)	2.45%	11/01/2049	450	450,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC-Bank of China Ltd.)(f)	2.52%	11/01/2049	12,550	12,550,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(f)	2.52%	11/01/2049	12,000	12,000,000
St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)	1.70%	10/01/2033	1,070	1,070,000
Total Variable Rate Demand Notes (Cost $83,580,000)				83,580,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–74.33%(Cost $1,001,643,243)				1,001,643,243
			Repurchase Amount

Repurchase Agreements–25.34%(g)

Bank of Nova Scotia, joint agreement dated 11/30/2018, aggregate maturing value of $35,006,679 (collateralized by foreign corporate obligations valued at $35,701,713; 1.25%; 07/26/2019)(c)	2.29%	12/03/2018	11,002,099	11,000,000
BMO Capital Markets Corp., joint agreement dated 11/30/2018, aggregate maturing value of $128,024,427 (collateralized by U.S. government sponsored agency obligations, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and domestic and foreign non-agency asset-back securities valued at $136,762,414; 0%-8.88%; 12/11/2018 – 12/31/2099)(c)	2.29%	12/03/2018	35,006,679	35,000,000
Citigroup Global Markets, Inc., open agreement dated 09/20/2018 (collateralized by domestic non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $25,850,001; 0% - 8.36%, 08/16/2021 – 04/17/2047) (h)	3.33%	—	—	23,500,000
Credit Suisse Securities (USA) LLC, term agreement dated 11/27/2018, maturing value of $12,005,390 (collateralized by domestic and foreign agency and non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $12,600,000; 0.13% - 7.87%; 06/17/2024 - 10/25/2047)(c)(i)	2.31%	12/04/2018	12,005,390	12,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 11/27/2018, maturing value of $5,002,324 (collateralized by a domestic non-agency asset-backed security, a foreign corporate obligation and domestic non-agency mortgage-backed securities valued at $5,500,000; 0% - 5.60%; 12/25/2020 - 11/25/2045)(c)(i)	2.39%	12/04/2018	5,002,324	5,000,000
ING Financial Markets, LLC, joint agreement dated 11/30/2018, aggregate maturing value of $100,019,917 (collateralized by domestic and foreign corporate obligations and a domestic agency mortgage-backed security valued at $109,994,978; 1.54% - 6.25%; 07/16/2020 - 03/01/2078)(c)	2.39%	12/03/2018	35,006,971	35,000,000
J.P. Morgan Securities LLC, joint open agreement dated 08/09/2018 (collateralized by a foreign non-agency asset-backed security and domestic and foreign non-agency mortgage-backed securities valued at $33,000,000; 4.31% - 7.94%; 05/15/2025 - 07/16/2035) (h)	2.95%	—	—	5,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 11/09/2018 (collateralized by domestic and foreign equity securities valued at $52,500,029; 0% - 7.13%)(c)(h)	2.34%	—	—	20,000,000
Natixis, joint agreement dated 11/30/2018, aggregate maturing value of $500,095,416 (collateralized by domestic agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $510,000,000; 0% - 5.80%; 01/21/2020 - 9/15/2065)	2.29%	12/03/2018	130,024,808	130,000,000
RBC Capital Markets LLC, joint agreement dated 11/30/2018, aggregate maturing value of $225,042,938 (collateralized by a domestic agency mortgage-backed security and domestic and foreign corporate obligations valued at $236,237,592; 0% - 8.88%; 02/15/2019 - 08/15/2076)(c)	2.29%	12/03/2018	55,010,496	55,000,000
Wells Fargo Securities, LLC, joint term agreement dated 10/31/2018, aggregate maturing value of $249,866,200 (collateralized by domestic non-agency mortgage-backed securities valued at $270,800,001; 0.50% - 6.00%; 12/25/2035 - 09/17/2060)	3.01%	01/29/2019	10,075,250	10,000,000
Total Repurchase Agreements (Cost $341,500,000)				341,500,000
TOTAL INVESTMENTS IN SECURITIES(j)(k)–99.68% (Cost $1,343,143,243)				1,343,143,243
OTHER ASSETS LESS LIABILITIES–0.32%				4,346,080
NET ASSETS–100.00%				$1,347,489,323

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

Investment Abbreviations:

CEP	—Credit Enhancement Provider

FHLMC	—Federal Home Loan Mortgage Corp.

LIBOR	—London Interbank Offered Rate

LOC	—Letter of Credit

MFH	—Multi-Family Housing

RB	—Revenue Bonds

Ref.	—Refunding

USD	—U.S. Dollar

VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $506,619,791, which represented 37.60% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 13.4%; France: 11.4%; Japan: 10.5%; Netherlands: 9.3%; Germany: 6.7%; Switzerland: 6.6%; Singapore: 5.3%; other countries less than 5% each: 15.7%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2018.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2018.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Principal amount equals value at period end. See Note 1D.

(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(j)	Also represents cost for federal income tax purposes.

(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

November 30, 2018

(Unaudited)

Invesco Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities–53.96%

U.S. Treasury Bills–45.09%(a)

U.S. Treasury Bills	2.10%	12/06/2018	$200,000	$199,941,806
U.S. Treasury Bills	2.11%	12/13/2018	50,000	49,964,833
U.S. Treasury Bills	2.08%-2.18%	01/03/2019	515,000	513,979,535
U.S. Treasury Bills	2.29%	01/08/2019	150,000	149,638,208
U.S. Treasury Bills	2.10%-2.23%	01/10/2019	425,000	423,953,889
U.S. Treasury Bills	2.30%	01/15/2019	100,000	99,712,500
U.S. Treasury Bills	2.27%	01/17/2019	300,000	299,110,916
U.S. Treasury Bills	2.32%	01/22/2019	250,000	249,164,028
U.S. Treasury Bills	2.31%	01/31/2019	75,000	74,707,073
U.S. Treasury Bills	2.32%	02/07/2019	150,000	149,342,667
U.S. Treasury Bills	2.34%	02/14/2019	200,000	199,025,000
U.S. Treasury Bills	2.24%	03/07/2019	100,000	99,402,667
U.S. Treasury Bills	2.26%-2.27%	03/14/2019	150,000	149,028,581
U.S. Treasury Bills	2.29%	03/21/2019	125,000	124,125,347
U.S. Treasury Bills	2.33%	03/28/2019	300,000	297,726,024
U.S. Treasury Bills	2.34%	04/04/2019	100,000	99,195,722
				3,178,018,796
U.S. Treasury Notes–8.87%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate) (b)	2.38%	01/31/2020	85,000	84,959,542
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%) (b)	2.42%	04/30/2020	90,000	90,005,991
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%) (b)	2.43%	07/31/2020	215,000	214,986,757
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%) (b)	2.43%	10/31/2019	110,000	110,012,923
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%) (b)	2.43%	10/31/2020	125,000	124,998,164
				624,963,377
Total U.S. Treasury Securities (Cost $3,802,982,173)				3,802,982,173

U.S. Government Sponsored Agency Securities–11.72%

Federal Farm Credit Bank (FFCB)–3.69%

Unsec. Bonds (1 mo. USD LIBOR + 0.05%) (b)	2.35%	02/21/2020	10,520	10,536,047
Unsec. Bonds (1 mo. USD LIBOR - 0.06%) (b)	2.24%	11/19/2019	25,000	24,987,561
Unsec. Bonds (1 mo. USD LIBOR - 0.06%) (b)	2.25%	12/04/2019	15,000	14,999,605
Unsec. Bonds (1 mo. USD LIBOR - 0.07%) (b)	2.24%	12/18/2019	10,000	9,998,992
Unsec. Bonds (1 mo. USD LIBOR - 0.08%) (b)	2.24%	06/05/2019	15,000	14,999,620
Unsec. Bonds (1 mo. USD LIBOR - 0.08%) (b)	2.24%	09/23/2019	35,000	34,998,567
Unsec. Bonds (1 mo. USD LIBOR - 0.10%) (b)	2.22%	10/08/2019	50,000	49,983,965
Unsec. Bonds (1 mo. USD LIBOR - 0.11%) (b)	2.21%	09/25/2019	50,000	49,997,930
Unsec. Bonds (1 mo. USD LIBOR - 0.14%) (b)	2.18%	04/11/2019	25,000	25,000,000
Unsec. Global Bonds (1 mo. USD LIBOR - 0.12%) (b)	2.22%	08/28/2019	25,000	24,998,154
				260,500,441
Federal Home Loan Bank (FHLB)–6.00%

Unsec. Bonds (1 mo. USD LIBOR - 0.06%) (b)	2.26%	10/11/2019	25,000	25,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.06%) (b)	2.26%	10/11/2019	38,000	38,000,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Bonds (1 mo. USD LIBOR - 0.08%) (b)	2.24%	02/11/2019	$10,000	$10,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%) (b)	2.21%	05/17/2019	50,000	50,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%) (b)	2.23%	06/06/2019	10,000	10,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%) (b)	2.21%	12/20/2019	100,000	100,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%) (b)	2.23%	12/27/2019	25,000	25,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.10%) (b)	2.20%	04/18/2019	15,000	15,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%) (b)	2.20%	04/22/2019	35,000	35,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%) (b)	2.20%	04/22/2019	15,000	15,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.12%) (b)	2.20%	12/14/2018	50,000	50,000,000
Unsec. Global Bonds (1 mo. USD LIBOR - 0.09%) (b)	2.23%	06/14/2019	50,000	50,000,000
				423,000,000
Federal Home Loan Mortgage Corp. (FHLMC)–0.44%

Unsec. Medium-Term Notes (1 mo. USD LIBOR - 0.10%) (b)	2.22%	08/08/2019	15,000	15,000,000
Series M006, Class A, VRD Taxable MFH Ctfs.(c)	2.37%	10/15/2045	15,734	15,733,929
				30,733,929
Overseas Private Investment Corp. (OPIC)–1.59%

Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate) (c)	2.35%	09/15/2025	3,000	3,000,000
Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate) (c)	2.35%	09/15/2026	5,000	5,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate) (c)	2.37%	11/15/2025	8,000	8,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate) (c)	2.35%	06/15/2025	12,000	12,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate) (c)	2.35%	02/15/2028	10,000	10,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate + 0.07%) (c)	2.35%	08/15/2029	15,000	15,000,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate) (c)	2.36%	12/15/2019	4,140	4,140,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate) (c)	2.35%	09/15/2020	45,800	45,800,000
Unsec. Gtd. VRD COP Notes (3 mo. U.S. Treasury Bill Rate) (c)	2.36%	09/15/2022	9,091	9,091,000
				112,031,000
Total U.S. Government Sponsored Agency Securities (Cost $826,265,370)				826,265,370
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–65.68% (Cost $4,629,247,543)				4,629,247,543
			Repurchase Amount

Repurchase Agreements–34.45%(d)

ABN AMRO Bank N.V., agreement dated 11/30/2018, maturing value of $200,038,500 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $204,000,043; 1.50% - 5.00%; 08/01/2024 - 09/01/2048)	2.31%	12/03/2018	200,038,500	200,000,000
Bank of Nova Scotia, joint agreement dated 11/30/2018, aggregate maturing value of $450,085,875 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $459,000,000; 1.75% - 6.63%; 09/12/2019 - 05/15/2058)	2.29%	12/03/2018	300,057,250	300,000,000
BNP Paribas Securities Corp., joint agreement dated 11/30/2018, aggregate maturing value of $500,095,833 (collateralized by U.S. Treasury obligations valued at $510,316,514; 0.75%; 08/15/2019)	2.30%	12/03/2018	100,019,167	100,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 11/30/2018, aggregate maturing value of $1,250,236,458 (collateralized by U.S. Treasury obligations valued at $1,282,805,663; 0.38% - 2.88%; 08/15/2019 - 02/15/2048)	2.27%	12/03/2018	273,006,574	272,954,940
DNB Bank ASA, agreement dated 11/30/2018, maturing value of $70,013,242 (collateralized by U.S. Treasury obligations valued at $71,400,036; 1.25% - 2.75%; 01/31/2020 - 08/31/2025)	2.27%	12/03/2018	70,013,242	70,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 11/30/2018, maturing value of $135,025,538 (collateralized by a U.S. Treasury obligation valued at $138,220,000; 2.27%; 11/30/2025)	2.27%	12/03/2018	135,025,538	135,000,000
ING Financial Markets, LLC, joint term agreement dated 11/27/2018, aggregate maturing value of $350,151,764 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $357,000,037; 2.00% - 5.50%; 11/01/2026 - 09/01/2048) (e)	2.23%	12/04/2018	150,065,042	150,000,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements–(continued)

ING Financial Markets, LLC, term agreement dated 10/01/2018, maturing value of $125,505,556 (collateralized by a U.S. Treasury obligation and domestic agency mortgage-backed securities valued at $127,500,007; 2.13% - 6.32%; 10/01/2023 - 01/01/2057) (e)	2.24%	12/05/2018	$125,505,556	$125,000,000
Lloyds Bank PLC, joint term agreement dated 09/26/2018, aggregate maturing value of $775,012,730 (collateralized by U.S. Treasury obligations valued at $842,707,216; 1.50% - 2.38%; 05/31/2020 - 08/15/2024) (e)	2.23%	12/03/2018	152,593,180	152,000,000
Metropolitan Life Insurance Co., joint term agreement dated 11/28/2018, aggregate maturing value of $700,271,706 (collateralized by U.S. Treasury obligations valued at $714,852,489; 0% - 4.75%; 12/20/2018 - 08/15/2047) (e)	2.24%	12/04/2018	100,039,609	100,002,275
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 11/28/2018, aggregate maturing value of $2,305,360,347 (collateralized by U.S. Treasury obligations valued at $2,355,593,979; 1.63% - 2.25%; 08/31/2022 - 11/30/2024) (e)	2.24%	12/04/2018	198,092,677	198,018,750
Nomura Securities International, Inc., joint agreement dated 11/30/2018, aggregate maturing value of $350,067,083 (collateralized by domestic agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $357,000,000; 0% - 9.00%; 03/27/2019 - 12/20/2062)	2.30%	12/03/2018	245,046,958	245,000,000
RBC Capital Markets LLC, joint term agreement dated 11/30/2018, aggregate maturing value of $1,000,000,000 (collateralized by domestic agency mortgage-backed securities valued at $1,020,170,471; 0% - 6.50%; 12/25/2018 - 03/25/2058) (b)(e)	2.22%	01/30/2019	280,000,000	280,000,000
Societe Generale, joint open agreement dated 06/25/2018 (collateralized by U.S. Treasury obligations, domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $510,000,027; 0% - 7.25%; 12/26/2018 - 07/20/2067) (a)(f)	2.22%	—	—	100,000,000
Total Repurchase Agreements (Cost $2,427,975,965)				2,427,975,965
TOTAL INVESTMENTS IN SECURITIES(g)–100.13% (Cost $7,057,223,508)				7,057,223,508
OTHER ASSETS LESS LIABILITIES–(0.13)%				(8,971,989)
NET ASSETS–100.00%				$7,048,251,519

Investment Abbreviations:

COP	—Certificates of Participation

Ctfs.	—Certificates

Gtd.	—Guaranteed

LIBOR	—London Interbank Offered Rate

MFH	—Multi-Family Housing

Sr.	—Senior

Unsec.	—Unsecured

USD	—U.S. Dollar

VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2018.

(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2018.

(d)	Principal amount equals value at period end. See Note 1D.

(e)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.

(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(g)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

November 30, 2018

(Unaudited)

Invesco Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–93.89%

Alabama–4.26%

Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC-Swedbank AB)(a)(b)(c)	1.74%	07/01/2040	$3,595	$3,595,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC-Bank of Nova Scotia)(a)(b)(c)(d)	1.73%	04/01/2028	2,500	2,500,000

				6,095,000
Arizona–2.34%

Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC-Bank of America, N.A.)(a)(b)	1.74%	01/01/2046	2,400	2,400,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)(a)	1.69%	06/15/2031	300	300,000
Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)(a)	1.69%	06/15/2031	650	650,000
				3,350,000
California–5.32%

California (State of) Pollution Control Financing Authority (Pacific Gas & Electric Co.); Series 1996 C, Ref. VRD PCR (LOC-Mizuho Bank, Ltd.)(a)(b)	2.06%	11/01/2026	3,800	3,800,000
California (State of); Series 2004 A-9, Ref. VRD Unlimited Tax GO Bonds (LOC-State Street Bank & Trust Co.)(a)(b)	1.31%	05/01/2034	505	505,000
Series 2004 A3, Ref. VRD Unlimited Tax GO Bonds (LOC-State Street Bank & Trust Co.)(a)(b)	1.38%	05/01/2034	2,000	2,000,000
Orange (County of) Water District; Series 2003 A, VRD COP (LOC-Citibank, N.A.)(a)(b)	1.35%	08/01/2042	1,300	1,300,000
				7,605,000
Colorado–0.43%

Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	1.79%	02/01/2031	617	617,000
Delaware–0.38%

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(a)(b)	1.69%	05/01/2036	550	550,000
District of Columbia–1.27%

District of Columbia (Tranche II); Series 1998 A, VRD Multimodal RB (LOC-TD Bank N.A.)(a)(b)	1.64%	08/15/2038	575	575,000
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD Airport System RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)	1.66%	10/01/2039	1,240	1,240,000
				1,815,000
Florida–3.50%

Jacksonville (City of) (Edward Waters College, Inc.); Series 2001, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	1.79%	10/01/2021	300	300,000
Miami-Dade (County of); Series 2014 A, VRD Seaport RB (LOC-MUFG Bank, Ltd.)(a)(b)	1.69%	10/01/2050	2,300	2,300,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co. (The))(a)(b)	1.75%	11/01/2036	245	245,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co. (The))(a)(b)	1.69%	07/01/2032	435	435,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC-Northern Trust Co. (The))(a)(b)	1.69%	11/01/2038	1,720	1,720,000
				5,000,000
Georgia–4.46%

Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC-Bank of America, N.A.)(a)(b)(d)(e)	1.80%	01/01/2029	585	585,000
Georgia (State of) Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	1.64%	09/01/2035	900	900,000
Series 2018, Tax-Exempt Commerical Paper Notes	1.79%	01/23/2019	1,200	1,200,006

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)

Gwinnett (County of) Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC-Bank of America, N.A.)(a)(b)(d)(e)	1.98%	12/01/2018	$100	$100,000
Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 A, VRD PCR (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	1.68%	01/01/2030	400	400,000
Series 2010 A, Ref. VRD PCR (LOC-Bank of Montreal)(a)(b)	1.75%	01/01/2036	3,000	3,000,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	1.79%	09/01/2020	200	200,000
				6,385,006
Illinois–3.13%

Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB (a)	1.68%	12/01/2046	645	645,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC-Northern Trust Co. (The))(a)(b)	1.72%	01/01/2037	1,140	1,140,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (LOC-FHLB of Indianapolis)(a)(b)(e)	1.77%	12/01/2039	905	905,000
Memorial Health System Obligated Group; Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	2.30%	10/01/2024	760	760,000
Morton Grove (Village of) (Illinois Holocaust Museum & Educational Center); Series 2006, VRD Cultural Facilities RB (LOC-Bank of America, N.A.)(a)(b)	1.67%	12/01/2041	1,020	1,020,000
				4,470,000
Indiana–6.13%

Huntington (City of) (Huntington University); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.)(a)(b)	1.79%	08/01/2037	1,120	1,120,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC-Rabobank Nederland)(a)(b)(c)	1.70%	06/01/2035	2,590	2,590,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 I, Ref. VRD RB (LOC-Barclays PLC)(a)(b)	1.73%	11/01/2037	4,000	4,000,000
Purdue University; Series 2011 A, VRD COP (a)	1.62%	07/01/2035	1,065	1,065,000
				8,775,000
Louisiana–5.49%

Calcasieu (Parish of) Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC-Bank of America, N.A.)(a)(b)(e)	1.73%	12/01/2027	1,400	1,400,000
East Baton Rouge (Parish of) Industrial Development Board, Inc. (ExxonMobil); Series 2010 A, VRD RB (a)	1.71%	08/01/2035	4,500	4,500,000
Louisiana (State of) Offshore Terminal Authority (Loop LLC); Series 2013 B, Ref. VRD Deepwater Port RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	1.68%	09/01/2033	1,000	1,000,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC-Bank of New York Mellon (The)(a)(b)	1.68%	07/01/2047	960	960,000
				7,860,000
Maryland–2.04%

Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Hospital); Series 2018 B, Commercial Paper Notes	1.77%	01/07/2019	1,000	1,000,008
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC-TD Bank, N.A)(a)(b)	1.64%	04/01/2035	1,215	1,215,000
Montgomery (County of); Series 2009 B, Commercial Paper BAN	1.82%	02/13/2019	700	699,955
				2,914,963
Massachusetts–5.33%

Massachusetts (Commonwealth of) (Central Artery); Series 2000 B, VRD Limited Tax GO Bonds (a)	1.57%	12/01/2030	3,000	3,000,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.)(a)(b)	2.27%	03/01/2039	1,625	1,625,000
Massachusetts (State of) Health & Educational Facilities Authority (Harvard University); Series 1999 R, VRD RB (a)	1.40%	11/01/2049	3,000	3,000,000
				7,625,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–0.90%

Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)	1.69%	03/01/2031	$1,290	$1,290,000
Minnesota–4.05%

Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)(a)	1.78%	11/15/2031	2,470	2,470,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)(a)	1.70%	10/01/2033	3,330	3,330,000
				5,800,000
Mississippi–4.58%

Jackson (County of) (Chevron U.S.A. Inc.); Series 1993, Ref. VRD Port Facility RB (a)	1.71%	06/01/2023	3,100	3,100,000
Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2010 I, VRD Gulf Opportunity Zone IDR (a)	1.71%	11/01/2035	1,000	1,000,000
Series 2010 E, VRD Gulf Opportunity Zone IDR (a)	1.75%	12/01/2030	2,450	2,450,000
				6,550,000
Missouri–1.56%

Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC-FHLB of Chicago)(a)(b)	1.69%	11/01/2037	480	480,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC-FHLB of Chicago)(a)(b)	1.70%	08/01/2038	470	470,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC-Bank of America, N.A.)(a)(b)	1.74%	02/01/2031	1,285	1,285,000
				2,235,000
Nebraska–0.13%

Nebraska (State of) Investment Finance Authority (Irvington Heights Apartments); Series 2007 B, VRD MFH RB (LOC-Citibank, N.A.)(a)(b)	2.55%	10/01/2042	190	190,000
New Jersey–2.80%

New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health, Inc.); Series 2009 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)	1.35%	07/01/2043	4,000	4,000,000
New York–4.81%

New York (City of) Municipal Water Finance Authority; Subseries 2011 A-1, VRD Water & Sewer System RB (a)	1.75%	06/15/2044	800	800,000
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC-Mizuho Bank, Ltd.)(a)(b)	1.65%	05/01/2039	1,100	1,100,000
New York (State of) Housing Finance Agency (160 Madison Avenue); Series 2013 A, VRD RB (LOC-Landesbank Hessen-Thueringen Girozentrale)(a)(b)	1.77%	11/01/2046	400	400,000
New York (State of) Housing Finance Agency (572 11th Ave.); Series 2017 A, VRD RB (LOC-Bank of China Ltd.)(a)(b)	2.45%	11/01/2049	1,000	1,000,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC-Bank of China Ltd.)(a)(b)	2.52%	11/01/2049	220	220,000
Series 2016 B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(a)(b)	2.45%	11/01/2049	1,060	1,060,000
Triborough Bridge & Tunnel Authority (MTA Bridges and Tunnels); Subseries 2005 B-2, Ref. VRD RB (LOC-Citibank, N.A.)(a)(b)	1.69%	01/01/2032	2,300	2,300,000
				6,880,000
North Carolina–3.01%

Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB (a)	1.77%	01/15/2037	2,100	2,100,000
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB (a)	1.60%	12/01/2021	2,200	2,200,000
				4,300,000
Ohio–4.91%

Franklin (County of) (OhioHealth Corp.); Series 2009 A, Ref. VRD Hospital Facilities RB (a)	1.68%	11/15/2041	2,800	2,800,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)

Lorain (County of) Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC-U.S. Bank, N.A.)(a)(b)	1.68%	08/02/2038	$190	$190,000
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group); Series 2013 B-2, VRD Hospital RB (a)	1.74%	01/01/2039	4,040	4,040,000
				7,030,000
Oregon–1.07%

Marion (County of) Housing Authority (Residence at Marian Estates); Series 1997, VRD RB (LOC-U.S. Bank, N.A.)(a)(b)(e)	1.74%	07/01/2027	890	890,000
Portland (Port of) (Portland International Airport); Subseries 2008 18-A, Ref. VRD RB (LOC-Industrial & Commercial Bank of China Ltd.)(a)(b)(e)	1.73%	07/01/2026	645	645,000
				1,535,000
Pennsylvania–4.90%

Delaware River Port Authority; Series 2010 B, Ref. VRD RB (LOC-Barclays Bank PLC)(a)(b)	1.69%	01/01/2026	2,000	2,000,000
Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.)(a)(b)	2.39%	11/01/2030	795	795,000
Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD Hospital RB (LOC-PNC Bank, N.A.)(a)(b)	1.67%	06/01/2037	905	905,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.)(a)(b)	1.68%	10/15/2025	2,119	2,119,000
Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC-PNC Bank, N.A.)(a)(b)	1.71%	12/01/2025	200	200,000
Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC-PNC Bank, N.A.)(a)(b)	1.71%	08/01/2026	175	175,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.)(a)(b)	1.69%	11/01/2029	810	810,000
				7,004,000
Texas–8.27%

Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund Guarantee Program)(a)	1.73%	08/01/2035	2,550	2,550,000
Houston (City of) (Combined Utility System); Series 2004 B-3, Ref. VRD First Lien RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)	1.72%	05/15/2034	1,700	1,700,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP-FHLMC)(a)(e)	1.75%	06/01/2041	890	890,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP-FHLMC)(a)	1.69%	05/01/2042	3,495	3,495,000
Texas A&M University System Board of Regents; Series 2018 B, Revenue Financing System Commericial Paper Notes	1.74%	12/03/2018	1,000	1,000,003
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB (a)	1.60%	08/01/2025	2,200	2,200,000
				11,835,003
Utah–2.27%

Emery (County of) (Pacificorp); Series 1994, VRD PCR (LOC-Canadian Imperial Bank of Commerce)(a)(b)	1.68%	11/01/2024	3,250	3,250,000
Virginia–1.26%

Norfolk (City of); Series 2007, VRD Unlimited Tax GO Bonds (a)	1.67%	08/01/2037	900	900,000
University of Virginia System Board of Regents; Series 2018 A, Commercial Paper Notes	1.72%	12/05/2018	400	400,002
Series 2018 A, Commercial Paper Notes	1.74%	12/05/2018	500	500,003
				1,800,005
Washington–3.19%

Metropolitan Washington Airports Authority (Dulles Toll Road); Series 2018-1, Sr. Second Lien Commercial Paper Notes	1.75%	12/20/2018	900	899,998
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD MFH RB (LOC-FHLB of San Francisco)(a)(b)	1.70%	09/01/2049	3,200	3,200,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)

Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD MFH RB (LOC-FHLB of San Francisco)(a)(b)	1.70%	11/01/2047	$465	$465,000
				4,564,998
West Virginia–0.98%

West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD Improvement RB (LOC-Branch Banking & Trust Co.)(a)(b)	1.72%	01/01/2034	1,400	1,400,000
Wisconsin–1.12%

Appleton (City of) (Great Northern Corp.); Series 2002 A, VRD IDR (LOC-Wells Fargo Bank, N.A.)(a)(b)(e)	1.88%	09/01/2019	1,100	1,100,000
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC-FHLB of Chicago)(a)(b)	1.69%	10/01/2042	495	495,000
				1,595,000
Total Municipal Obligations (Cost $134,320,975)				134,320,975
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–93.89% (Cost $134,320,975)				134,320,975

			Repurchase Amount

Repurchase Agreements–5.38%(f)

Credit Agricole Corporate & Investment Bank, joint agreement dated 11/30/2018, aggregate maturing value of $1,250,236,458 (collateralized by U.S. Treasury obligations valued at $1,282,805,663; 0.38% - 2.88%; 08/15/2019 - 02/15/2048)	2.27%	12/03/2018	7,701,457	7,700,000
Total Repurchase Agreements (Cost $7,700,000)				7,700,000
TOTAL INVESTMENTS IN SECURITIES(g)(h)–99.28% (Cost $142,020,975)				142,020,975
OTHER ASSETS LESS LIABILITIES–0.72%				1,037,141
NET ASSETS–100.00%				$143,058,116

See accompanying notes which are an integral part of this schedule.

                    AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Tax-Exempt Portfolio

Investment Abbreviations:

BAN	—Bond Anticipation Notes

CEP	—Credit Enhancement Provider

COP	—Certificates of Participation

FHLB	—Federal Home Loan Bank

FHLMC	—Federal Home Loan Mortgage Corp.

FNMA	—Federal National Mortgage Association

GO	—General Obligation

IDR	—Industrial Development Revenue Bonds

LOC	—Letter of Credit
MFH	—Multi-Family Housing

PCR	—Pollution Control Revenue Bonds

RB	—Revenue Bonds

Ref.	—Refunding

Sr.	—Senior

VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2018.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: other countries less than 5% each: 6.1%.

(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $3,185,000, which represented 2.23% of the Fund’s Net Assets.

(e)	Security subject to the alternative minimum tax.

(f)	Principal amount equals value at period end. See Note 1D.

(g)	Also represents cost for federal income tax purposes.

(h)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank, N.A.	5.9%
Federal Home Loan Mortgage Corp.	5.4%

See accompanying notes which are an integral part of this schedule.

                    AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.

Security Valuations – Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Repurchase Agreements – The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

                    AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

E.

Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2018, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                    AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Item 2.	Controls and Procedures.

(a)

As of January 25, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of January 25, 2019, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2019

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	January 29, 2019

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.